UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21435

GENERAL ELECTRIC RSP INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 03/31/16

Item 1.	Schedule of Investments.

GE RSP Income Fund

Schedule of Investments—March 31, 2016 (Unaudited)

Bonds and Notes—98.4% †		Principal Amount	Fair Value
U.S. Treasuries—19.0%
U.S. Treasury Bond
2.50%	02/15/45	$56,985,800	$55,576,712	(a)
U.S. Treasury Notes
0.75%	02/15/19	50,000,000	49,859,400
0.88%	10/15/18	24,127,000	24,168,474	(a)
1.13%	01/15/19	45,000,000	45,356,850
1.75%	12/31/20	131,191,400	134,460,952	(a)
2.13%	12/31/22	107,240,800	111,425,658	(a)
2.25%	11/15/25	53,458,300	55,657,200
			476,505,246
Agency Mortgage Backed—24.1%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	134,701	146,787
5.00%	07/01/35 - 06/01/41	9,114,873	10,233,843
5.50%	05/01/20 - 04/01/39	2,656,045	3,030,755
6.00%	04/01/17 - 11/01/37	4,791,224	5,502,831
6.50%	07/01/29	23,829	27,458
7.00%	10/01/16 - 08/01/36	877,679	1,002,955
7.50%	01/01/28 - 09/01/33	49,943	54,441
8.00%	11/01/30	3,984	4,398
8.50%	04/01/30	11,157	13,818
9.00%	05/01/16 - 11/01/16	2,655	2,671
Federal National Mortgage Assoc.
2.22%	04/01/37	18,811	19,177	(b)
3.00%	02/01/43 - 06/01/43	85,378,947	87,847,065	(a)
3.50%	11/01/42 - 08/01/45	19,932,130	20,948,950	(a)
4.00%	05/01/19 - 02/01/46	202,207,251	218,775,967
4.00%	01/01/41 - 03/01/44	42,384,095	45,624,614	(a)
4.50%	05/01/18 - 01/01/41	49,089,410	53,516,513
5.00%	07/01/20 - 06/01/41	15,530,016	17,492,842
5.50%	06/01/20 - 01/01/39	15,536,701	17,471,892
6.00%	05/01/19 - 08/01/35	7,457,920	8,589,012
6.00%	05/01/41	16,000,065	18,397,030	(a)
6.50%	07/01/17 - 08/01/36	1,021,737	1,156,867
7.00%	10/01/16 - 02/01/34	91,478	95,656
7.50%	03/01/17 - 12/01/33	519,616	593,442
7.50%	02/01/31	2,338	2,773	(a)
8.00%	06/01/24 - 01/01/33	154,917	171,029
8.00%	11/01/24 - 10/01/31	32,714	38,463	(a)
8.50%	04/01/30	29,920	38,554	(a)
9.00%	01/01/17 - 12/01/22	105,875	114,077
2.50%	TBA	2,914,500	2,992,144	(c)
3.00%	TBA	3,215,000	3,299,080	(c)
Government National Mortgage Assoc.
1.75%	05/20/21 - 04/20/24	7,398	7,607	(b)
1.88%	08/20/23 - 09/20/24	5,111	5,247	(b)
2.00%	11/20/21 - 10/20/25	9,157	9,215	(b)
3.50%	05/20/43	20,788,565	22,030,563

4.00%	01/20/41 - 04/20/43	24,869,754	26,806,543
4.50%	08/15/33 - 03/20/41	10,818,284	11,780,627
5.00%	08/15/33	506,306	566,408
6.00%	04/15/27 - 09/15/36	1,282,730	1,474,612
6.50%	04/15/19 - 09/15/36	1,132,600	1,298,535
7.00%	03/15/26 - 10/15/36	653,440	732,339
7.50%	11/15/22 - 11/15/31	238,285	254,738
8.00%	12/15/29 - 06/15/30	3,421	3,861
8.50%	10/15/17	24,122	24,720
9.00%	11/15/16 - 12/15/21	130,150	135,038
4.00%	TBA	7,679,113	8,213,803	(c)
5.00%	TBA	12,587,000	13,878,888	(c)
5.50%	TBA	1,900,000	2,126,330	(c)
			606,554,178
Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	15,659	15,571	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	8,558,584	24,303	(b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	7,460,107	494,716	(f)
5.00%	02/15/38	59,181	729	(f)
5.50%	06/15/33	427,761	87,318	(f)
6.16%	08/15/25	2,724,222	251,243	(b,f)
7.50%	07/15/27	17,158	2,250	(f)
8.00%	04/15/20	9,417	9,693
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	12,100	10,170	(d,e)
5.51%	08/15/43	6,388,059	1,296,665	(b,f)
8.00%	02/01/23 - 07/01/24	43,280	8,539	(f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	38,861	37,501	(d,e)
1.23%	12/25/42	1,273,475	56,036	(b,f)
5.00%	02/25/40 - 09/25/40	3,484,658	375,298	(f)
5.57%	07/25/38 - 12/25/41	7,959,774	1,604,229	(b,f)
7.07%	05/25/18	77,478	3,823	(b,f)
8.00%	05/25/22	57	914	(f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	446,372	431,597	(d,e)
4.50%	08/25/35 - 01/25/36	1,168,835	188,583	(f)
5.00%	03/25/38 - 05/25/38	650,027	104,036	(f)
5.50%	12/25/33	160,049	31,110	(f)
6.00%	01/25/35	610,367	125,304	(f)
7.50%	11/25/23	175,939	33,640	(f)
8.00%	08/25/23 - 07/25/24	89,534	19,118	(f)
8.50%	03/25/17 - 07/25/22	55,167	6,568	(f)
9.00%	05/25/22	30,717	5,248	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	5,410,008	282,733	(f)
5.00%	10/20/37 - 09/20/38	2,689,680	125,912	(f)
5.82%	02/20/40	2,522,911	404,026	(b,f)
6.36%	01/16/40	4,190,733	725,303	(b,f)
			6,762,176

Asset Backed—0.1%
Chase Funding Trust 2004-1
3.99%	11/25/33	1,041,909	1,065,225	(g)
Irwin Home Equity Loan Trust 2006-2
0.58%	02/25/36	158,157	134,794	(b,h)
			1,200,019
Corporate Notes—42.8%
21st Century Fox America Inc.
3.70%	10/15/25	845,000	885,165
4.95%	10/15/45	338,000	361,470
6.65%	11/15/37	1,846,000	2,299,042
ABB Finance USA Inc.
1.63%	05/08/17	3,213,000	3,232,468
AbbVie Inc.
1.75%	11/06/17	2,949,000	2,962,878	(a)
2.00%	11/06/18	2,313,000	2,335,741	(a)
2.50%	05/14/20	3,380,000	3,443,199	(a)
3.60%	05/14/25	1,360,000	1,428,230	(a)
4.70%	05/14/45	675,000	717,985	(a)
ACCO Brands Corp.
6.75%	04/30/20	3,446,000	3,644,145
Actavis Funding SCS
1.30%	06/15/17	3,992,000	3,980,878	(a)
3.00%	03/12/20	1,689,000	1,737,888	(a)
3.45%	03/15/22	2,365,000	2,456,131	(a)
3.80%	03/15/25	3,378,000	3,515,346	(a)
4.75%	03/15/45	338,000	358,048	(a)
Activision Blizzard Inc.
5.63%	09/15/21	3,378,000	3,551,122	(h)
Aetna Inc.
3.50%	11/15/24	2,106,000	2,149,350
Agrium Inc.
3.38%	03/15/25	845,000	813,622
4.90%	06/01/43	1,562,000	1,486,901
Alibaba Group Holding Ltd.
4.50%	11/28/34	1,350,000	1,379,630
Altria Group Inc.
2.95%	05/02/23	1,681,000	1,740,765
4.50%	05/02/43	1,681,000	1,806,586
America Movil SAB de C.V.
3.13%	07/16/22	1,670,000	1,715,028	(a)
5.00%	03/30/20	2,650,000	2,933,203	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	2,250,000	2,323,125
6.63%	10/15/22	717,000	743,888
American Campus Communities Operating Partnership LP
3.35%	10/01/20	1,358,000	1,387,543
4.13%	07/01/24	1,030,000	1,060,896

American Electric Power Company Inc.
2.95%	12/15/22	2,694,000	2,729,685
American Express Co.
3.63%	12/05/24	1,687,000	1,699,654
American Express Credit Corp.
2.60%	09/14/20	3,380,000	3,463,415
American International Group Inc.
3.30%	03/01/21	1,531,000	1,565,939
3.75%	07/10/25	3,381,000	3,378,457	(a)
4.13%	02/15/24	1,013,000	1,055,956	(a)
4.50%	07/16/44	676,000	637,734	(a)
4.80%	07/10/45	1,690,000	1,666,715	(a)
American Tower Corp. (REIT)
3.40%	02/15/19	4,077,000	4,183,532	(a)
Amgen Inc.
2.20%	05/22/19	3,547,000	3,629,223	(a)
Amkor Technology Inc.
6.63%	06/01/21	3,389,000	3,219,550	(a)
Anadarko Petroleum Corp.
4.85%	03/15/21	1,280,000	1,303,718
5.55%	03/15/26	1,830,000	1,850,251
5.95%	09/15/16	5,699,000	5,792,258
6.60%	03/15/46	735,000	750,551
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	3,360,000	3,454,208	(a)
3.65%	02/01/26	3,360,000	3,533,541	(a)
4.90%	02/01/46	1,360,000	1,519,570	(a)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	4,861,000	4,904,380
Anthem Inc.
3.30%	01/15/23	1,732,000	1,754,487
Apache Corp.
5.10%	09/01/40	1,689,000	1,532,874
Apple Inc.
2.85%	05/06/21	3,767,000	3,953,934
3.25%	02/23/26	1,678,000	1,750,204
3.45%	02/09/45	1,696,000	1,532,238
4.65%	02/23/46	1,768,000	1,930,622
Aramark Services Inc.
5.75%	03/15/20	3,778,000	3,896,062
Argos Merger Sub Inc.
7.13%	03/15/23	1,287,000	1,364,220	(h)
Ascension Health
4.85%	11/15/53	2,608,000	2,997,560
AstraZeneca PLC
2.38%	11/16/20	1,189,000	1,213,566
3.38%	11/16/25	1,689,000	1,750,338
4.38%	11/16/45	673,000	716,706
AT&T Inc.
2.38%	11/27/18	3,936,000	4,021,399	(a)
2.45%	06/30/20	3,389,000	3,425,818	(a)
2.80%	02/17/21	1,681,000	1,721,277

3.40%	05/15/25	1,708,000	1,712,253	(a)
4.13%	02/17/26	1,681,000	1,776,057
4.45%	04/01/24	2,595,000	2,803,438
4.50%	05/15/35	1,689,000	1,668,244	(a)
4.75%	05/15/46	365,000	356,143
4.80%	06/15/44	1,339,000	1,310,582	(a)
AutoNation Inc.
4.50%	10/01/25	847,000	868,409
AutoZone Inc.
3.25%	04/15/25	3,378,000	3,383,695
Bank of America Corp.
1.70%	08/25/17	8,512,000	8,524,181	(a)
2.60%	01/15/19	1,476,000	1,501,228	(a)
3.95%	04/21/25	2,026,000	2,017,839	(a)
4.00%	01/22/25	3,371,000	3,377,523	(a)
4.10%	07/24/23	1,981,000	2,090,205	(a)
4.25%	10/22/26	3,030,000	3,081,198	(a)
Barclays Bank PLC
2.25%	05/10/17	8,801,000	8,901,402	(a,h)
Barclays PLC
3.25%	01/12/21	3,550,000	3,534,788	(a)
4.38%	01/12/26	3,425,000	3,361,021	(a)
5.25%	08/17/45	1,670,000	1,677,069
Barrick Gold Corp.
4.10%	05/01/23	530,000	516,339
Baxalta Inc.
2.88%	06/23/20	3,381,000	3,376,497	(h)
4.00%	06/23/25	2,537,000	2,579,241	(h)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	3,165,000	3,919,235
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	1,056,000	1,100,792
Berkshire Hathaway Inc.
2.20%	03/15/21	1,814,000	1,851,731
2.75%	03/15/23	2,822,000	2,878,855
3.13%	03/15/26	2,540,000	2,610,754
4.50%	02/11/43	521,000	569,462
Berry Plastics Corp.
5.13%	07/15/23	2,045,000	2,070,563
6.00%	10/15/22	1,300,000	1,361,750	(a,h)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	572,000	582,057
Biogen Inc.
2.90%	09/15/20	684,000	704,227	(a)
4.05%	09/15/25	739,000	790,100	(a)
5.20%	09/15/45	123,000	136,469	(a)
Boston Scientific Corp.
3.85%	05/15/25	1,705,000	1,768,830
BP Capital Markets PLC
1.38%	05/10/18	1,688,000	1,678,272
Branch Banking & Trust Co.
3.63%	09/16/25	3,400,000	3,562,945

Burlington Northern Santa Fe LLC
3.65%	09/01/25	1,165,000	1,260,920
Calpine Corp.
5.75%	01/15/25	2,054,000	1,971,840
5.88%	01/15/24	4,556,000	4,783,800	(h)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	3,402,000	2,415,420
Canadian Pacific Railway Co.
2.90%	02/01/25	1,690,000	1,631,597
Capital One Financial Corp.
4.20%	10/29/25	3,376,000	3,419,733
Capital One NA
2.35%	08/17/18	1,340,000	1,347,083
Caterpillar Inc.
4.30%	05/15/44	1,089,000	1,135,678
Catholic Health Initiatives
2.60%	08/01/18	1,030,000	1,049,223
4.35%	11/01/42	1,029,000	1,016,215
CBS Corp.
3.70%	08/15/24	2,624,000	2,704,231
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	1,932,000	2,023,770	(h)
CCO Safari II LLC
3.58%	07/23/20	2,534,000	2,590,333	(h)
4.91%	07/23/25	2,534,000	2,673,895	(h)
6.38%	10/23/35	338,000	372,370	(h)
6.48%	10/23/45	676,000	752,390	(h)
Celgene Corp.
3.88%	08/15/25	1,794,000	1,886,203
5.00%	08/15/45	1,690,000	1,827,975
CenturyLink Inc.
5.80%	03/15/22	3,403,000	3,274,026
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	3,893,000	3,630,222	(h)
Chevron Corp.
3.19%	06/24/23	1,680,000	1,732,418
Chubb INA Holdings Inc.
2.30%	11/03/20	3,376,000	3,433,655
3.15%	03/15/25	2,365,000	2,433,699
3.35%	05/03/26	2,363,000	2,466,509
4.35%	11/03/45	709,000	772,914
Cigna Corp.
3.25%	04/15/25	3,379,000	3,357,628
Cinemark USA Inc.
4.88%	06/01/23	3,403,000	3,431,755
Cisco Systems Inc.
2.20%	02/28/21	1,672,000	1,708,573
Citigroup Inc.
1.55%	08/14/17	3,469,000	3,468,618	(a)
1.75%	05/01/18	3,366,000	3,357,201	(a)
1.85%	11/24/17	1,625,000	1,628,803	(a)
2.05%	12/07/18	3,069,000	3,082,396	(a)
2.70%	03/30/21	3,659,000	3,687,365

4.40%	06/10/25	1,693,000	1,727,111	(a)
4.45%	09/29/27	1,000,000	1,006,754	(a)
4.65%	07/30/45	2,704,000	2,832,554	(a)
CMS Energy Corp.
4.88%	03/01/44	1,699,000	1,806,866
CNA Financial Corp.
5.88%	08/15/20	2,898,000	3,235,814
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	3,448,000	3,565,311	(a)
Cogeco Communications Inc.
4.88%	05/01/20	3,215,000	3,305,502	(h)
Colgate-Palmolive Co.
4.00%	08/15/45	1,690,000	1,857,852
Columbia Pipeline Group Inc.
3.30%	06/01/20	1,077,000	1,070,753	(h)
4.50%	06/01/25	769,000	763,734	(h)
Comcast Corp.
3.38%	08/15/25	3,918,000	4,169,422
4.20%	08/15/34	1,693,000	1,790,006
4.60%	08/15/45	1,690,000	1,875,472
ConocoPhillips Co.
3.35%	11/15/24	1,000,000	966,441
5.95%	03/15/46	366,000	392,076
Corp Andina de Fomento
4.38%	06/15/22	4,826,000	5,302,133	(a)
Credit Suisse AG
1.70%	04/27/18	3,437,000	3,422,510
2.60%	05/27/16	3,681,000	3,689,794	(h)
Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	3,390,000	3,239,860
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	4,092,000	4,173,840
CSX Corp.
4.50%	08/01/54	1,018,000	1,009,474
CubeSmart LP
4.00%	11/15/25	946,000	968,000
CVS Health Corp.
2.25%	08/12/19	5,080,000	5,208,295	(a)
3.88%	07/20/25	3,381,000	3,650,111	(a)
5.13%	07/20/45	2,536,000	2,938,671	(a)
Daimler Finance North America LLC
2.38%	08/01/18	8,030,000	8,160,536	(a,h)
Danaher Corp.
2.40%	09/15/20	1,689,000	1,744,499	(a)
4.38%	09/15/45	902,000	1,007,750	(a)
Denbury Resources Inc.
5.50%	05/01/22	3,402,000	1,530,900	(a)
6.38%	08/15/21	1,384,000	650,480	(a)
Deutsche Bank AG
4.50%	04/01/25	3,426,000	2,978,917	(a)
Devon Energy Corp.
5.85%	12/15/25	1,388,000	1,340,303	(a)

Dexia Credit Local S.A.
2.25%	01/30/19	6,894,000	7,026,641	(a,h)
Diageo Investment Corp.
2.88%	05/11/22	4,105,000	4,293,075	(a)
DigitalGlobe Inc.
5.25%	02/01/21	3,520,000	3,203,200	(a,h)
Discover Bank
3.10%	06/04/20	2,360,000	2,378,198	(a)
Dollar General Corp.
1.88%	04/15/18	3,370,000	3,390,190	(a)
4.13%	07/15/17	3,373,000	3,482,137	(a)
4.15%	11/01/25	1,688,000	1,774,193	(a)
Dollar Tree Inc.
5.75%	03/01/23	4,084,000	4,326,487	(h)
Dominion Resources Inc.
3.63%	12/01/24	1,610,000	1,634,202
Dr Pepper Snapple Group Inc.
3.40%	11/15/25	3,376,000	3,492,330
Duke Energy Progress LLC
4.15%	12/01/44	1,010,000	1,060,989
Eastman Chemical Co.
3.60%	08/15/22	3,368,000	3,507,570
Ecopetrol S.A.
5.88%	05/28/45	851,000	669,907
Electricite de France S.A.
2.15%	01/22/19	6,811,000	6,891,227	(a,h)
Eli Lilly & Co.
3.70%	03/01/45	338,000	344,068
EMD Finance LLC
3.25%	03/19/25	1,689,000	1,687,510	(h)
Enbridge Energy Partners LP
4.20%	09/15/21	1,405,000	1,334,277
4.38%	10/15/20	1,526,000	1,490,083
Energizer Holdings Inc.
5.50%	06/15/25	3,394,000	3,410,291	(h)
Energy Transfer Equity LP
5.88%	01/15/24	6,800,000	5,814,000	(a)
Energy Transfer Partners LP
4.05%	03/15/25	675,000	594,302	(a)
5.15%	03/15/45	632,000	491,407	(a)
6.50%	02/01/42	1,789,000	1,646,392	(a)
Enterprise Products Operating LLC
3.70%	02/15/26	1,794,000	1,781,166	(a)
EOG Resources Inc.
4.15%	01/15/26	3,070,000	3,183,384	(a)
Equinix Inc.
5.88%	01/15/26	675,000	710,775	(a)
ERP Operating LP
4.50%	07/01/44	688,000	730,446	(a)
European Investment Bank
4.88%	01/17/17	6,925,000	7,145,811	(a)

Express Scripts Holding Co.
3.30%	02/25/21	996,000	1,021,948
Exxon Mobil Corp.
2.22%	03/01/21	3,665,000	3,729,050
3.04%	03/01/26	1,835,000	1,878,939
4.11%	03/01/46	1,100,000	1,166,696
Fiat Chrysler Automobiles N.V.
5.25%	04/15/23	1,400,000	1,392,300
Five Corners Funding Trust
4.42%	11/15/23	3,703,000	3,882,984	(h)
Florida Power & Light Co.
4.13%	02/01/42	1,675,000	1,784,259
Ford Motor Credit Company LLC
3.20%	01/15/21	3,401,000	3,479,080
3.22%	01/09/22	3,400,000	3,465,018
5.88%	08/02/21	2,569,000	2,945,785
Frontier Communications Corp.
7.13%	03/15/19	3,333,000	3,424,657
11.00%	09/15/25	2,423,000	2,435,115	(h)
General Motors Co.
5.20%	04/01/45	338,000	317,655
General Motors Financial Company Inc.
3.15%	01/15/20	2,366,000	2,374,011	(a)
3.20%	07/13/20	6,761,000	6,748,519
5.25%	03/01/26	1,833,000	1,923,591
Georgia-Pacific LLC
3.60%	03/01/25	2,545,000	2,633,932	(a,h)
Gilead Sciences Inc.
3.65%	03/01/26	1,895,000	2,016,799	(a)
4.80%	04/01/44	767,000	843,007	(a)
GLP Capital LP/GLP Financing II Inc.
5.38%	11/01/23	558,000	558,000	(a)
Grupo Televisa SAB
5.00%	05/13/45	967,000	882,375	(a)
Halliburton Co.
2.70%	11/15/20	1,689,000	1,715,445	(a)
3.80%	11/15/25	1,696,000	1,697,023	(a)
5.00%	11/15/45	1,013,000	993,405	(a)
HCA Inc.
4.75%	05/01/23	5,690,000	5,789,575	(a)
6.50%	02/15/20	2,903,000	3,186,043	(a)
Hess Corp.
5.60%	02/15/41	733,000	653,971
HSBC Holdings PLC
4.25%	08/18/25	1,357,000	1,340,282	(a)
HSBC USA Inc.
2.75%	08/07/20	5,059,000	5,084,573	(a)
Hyundai Capital America
2.13%	10/02/17	1,488,000	1,492,049	(a,h)
Illinois Tool Works Inc.
3.50%	03/01/24	3,402,000	3,668,642	(a)

ING Bank N.V.
2.70%	08/17/20	1,400,000	1,429,697	(a,h)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	2,358,000	2,416,094	(a)
Ingles Markets Inc.
5.75%	06/15/23	5,729,000	5,814,935	(a)
Intel Corp.
2.45%	07/29/20	1,690,000	1,749,525	(a)
International Business Machines Corp.
3.63%	02/12/24	3,479,000	3,738,352	(a)
Interstate Power & Light Co.
3.40%	08/15/25	3,380,000	3,534,919	(a)
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	1,167,000	1,093,239	(h)
Invesco Finance PLC
3.13%	11/30/22	4,673,000	4,768,927
JB Poindexter & Company Inc.
9.00%	04/01/22	962,000	1,007,695	(h)
JBS USA LLC/JBS USA Finance Inc.
5.75%	06/15/25	2,722,000	2,381,750	(h)
Jefferies Group LLC
5.13%	01/20/23	1,378,000	1,383,411
6.50%	01/20/43	1,123,000	1,000,688
Johnson & Johnson
1.65%	03/01/21	1,832,000	1,841,638
2.45%	03/01/26	1,832,000	1,841,019
3.70%	03/01/46	1,833,000	1,924,542
Johnson Controls Inc.
4.63%	07/02/44	1,663,000	1,608,021
JPMorgan Chase & Co.
2.55%	10/29/20	1,679,000	1,702,325
3.88%	09/10/24	5,053,000	5,176,329
4.25%	10/01/27	2,680,000	2,788,988
5.00%	12/29/49	2,443,000	2,333,065	(b)
6.10%	10/29/49	4,040,000	4,116,800	(b)
KB Home
7.00%	12/15/21	4,119,000	4,119,000
Kellogg Co.
4.50%	04/01/46	735,000	752,727
Keysight Technologies Inc.
4.55%	10/30/24	2,965,000	2,890,294
KFW
2.00%	10/04/22	10,325,000	10,481,723	(a)
4.50%	07/16/18	2,938,000	3,167,431	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	1,096,000	993,320
4.30%	05/01/24	1,756,000	1,669,433
Kinder Morgan Inc.
3.05%	12/01/19	673,000	662,794
4.30%	06/01/25	1,346,000	1,280,836
5.55%	06/01/45	1,014,000	901,391

Kraft Heinz Foods Co.
2.80%	07/02/20	3,390,000	3,473,394	(h)
3.95%	07/15/25	2,157,000	2,297,684	(h)
L Brands Inc.
5.63%	02/15/22	3,628,000	3,952,416
L-3 Communications Corp.
1.50%	05/28/17	2,332,000	2,324,169
Lee Enterprises Inc.
9.50%	03/15/22	2,712,000	2,667,930	(h)
Lennar Corp.
4.50%	11/15/19	4,067,000	4,229,680
4.75%	05/30/25	1,355,000	1,331,288
Levi Strauss & Co.
5.00%	05/01/25	2,041,000	2,061,410
Lloyds Banking Group PLC
4.65%	03/24/26	800,000	793,210
Lockheed Martin Corp.
2.50%	11/23/20	2,365,000	2,423,406
3.55%	01/15/26	3,379,000	3,576,766
3.80%	03/01/45	705,000	684,078
4.70%	05/15/46	761,000	851,155
Lowe’s Companies Inc.
4.38%	09/15/45	1,350,000	1,500,445
LyondellBasell Industries N.V.
4.63%	02/26/55	676,000	604,094
Macquarie Bank Ltd.
4.88%	06/10/25	250,000	250,895	(h)
Marathon Oil Corp.
6.00%	10/01/17	3,702,000	3,752,847
Marathon Petroleum Corp.
3.63%	09/15/24	3,370,000	3,082,849
Marsh & McLennan Companies Inc.
3.50%	03/10/25	1,711,000	1,740,347
3.75%	03/14/26	2,365,000	2,426,052
Mattel Inc.
2.35%	05/06/19	5,171,000	5,238,130
McDonald’s Corp.
2.75%	12/09/20	921,000	954,313
3.70%	01/30/26	2,148,000	2,276,796
4.88%	12/09/45	706,000	771,506
Mead Johnson Nutrition Co.
3.00%	11/15/20	2,363,000	2,429,282
4.13%	11/15/25	2,363,000	2,510,097
Medtronic Inc.
2.50%	03/15/20	1,009,000	1,044,513
3.50%	03/15/25	4,042,000	4,314,556
4.63%	03/15/45	1,685,000	1,882,487
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	1,325,000	1,323,116
Merck & Company Inc.
2.75%	02/10/25	3,380,000	3,461,711

MetLife Inc.
3.60%	11/13/25	1,690,000	1,732,436
4.05%	03/01/45	843,000	797,702
4.72%	12/15/44	1,036,000	1,080,206
MGM Resorts International
5.25%	03/31/20	2,037,000	2,087,925
6.63%	12/15/21	3,402,000	3,648,645
Microsoft Corp.
4.00%	02/12/55	1,600,000	1,572,043
Mid-America Apartments LP
4.00%	11/15/25	1,696,000	1,732,055
Mizuho Bank Ltd.
2.45%	04/16/19	4,151,000	4,193,004	(h)
Monsanto Co.
4.70%	07/15/64	984,000	850,536
Morgan Stanley
2.45%	02/01/19	1,680,000	1,704,940
2.65%	01/27/20	1,690,000	1,715,598
3.70%	10/23/24	1,666,000	1,722,809
3.88%	01/27/26	513,000	535,341
3.95%	04/23/27	3,378,000	3,383,280
4.10%	05/22/23	5,543,000	5,718,181
5.00%	11/24/25	1,293,000	1,399,919
Motorola Solutions Inc.
4.00%	09/01/24	1,176,000	1,085,848
National Retail Properties Inc.
4.00%	11/15/25	1,688,000	1,736,954
NCL Corporation Ltd.
4.63%	11/15/20	1,697,000	1,705,485	(h)
Newell Rubbermaid Inc.
3.85%	04/01/23	3,660,000	3,797,202
4.20%	04/01/26	1,835,000	1,919,227
5.50%	04/01/46	1,100,000	1,190,864
Newmont Mining Corp.
4.88%	03/15/42	1,293,000	1,111,842
Nexen Energy ULC
6.40%	05/15/37	1,775,000	2,014,302
NIKE Inc.
3.88%	11/01/45	1,688,000	1,766,691
Nippon Life Insurance Co.
4.70%	01/20/46	270,000	281,138	(b,h)
Noble Energy Inc.
3.90%	11/15/24	2,021,000	1,904,722
Northern States Power Co.
2.20%	08/15/20	3,380,000	3,443,155
Northrop Grumman Corp.
3.85%	04/15/45	393,000	389,025
Novartis Capital Corp.
3.00%	11/20/25	1,182,000	1,232,863
4.00%	11/20/45	2,235,000	2,392,724
NRG Energy Inc.
6.25%	07/15/22	2,099,000	1,951,415

Occidental Petroleum Corp.
3.50%	06/15/25	3,381,000	3,464,024
Omnicom Group Inc.
3.63%	05/01/22	1,321,000	1,387,457
Oracle Corp.
2.25%	10/08/19	6,690,000	6,904,107
2.95%	05/15/25	2,282,000	2,338,664
4.13%	05/15/45	676,000	690,867
Owens & Minor Inc.
3.88%	09/15/21	3,365,000	3,392,862
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	1,300,000	1,366,625	(h)
Pacific Gas & Electric Co.
3.40%	08/15/24	5,053,000	5,273,937
PacifiCorp
6.25%	10/15/37	2,644,000	3,454,055
Penn National Gaming Inc.
5.88%	11/01/21	2,034,000	2,023,830
PepsiCo Inc.
3.10%	07/17/22	851,000	908,388
4.25%	10/22/44	1,001,000	1,069,463
4.60%	07/17/45	1,014,000	1,143,546
Perrigo Finance Unlimited Co.
3.50%	03/15/21	1,822,000	1,866,834
Petroleos Mexicanos
3.50%	01/30/23	1,614,000	1,462,688
5.63%	01/23/46	672,000	564,749
6.38%	02/04/21	1,345,000	1,434,443	(h)
Pfizer Inc.
4.40%	05/15/44	1,064,000	1,203,246
Philip Morris International Inc.
2.75%	02/25/26	1,622,000	1,653,141
4.13%	03/04/43	1,682,000	1,741,735
Phillips 66 Partners LP
2.65%	02/15/20	1,014,000	976,881
3.61%	02/15/25	1,690,000	1,536,357
PNC Bank NA
2.40%	10/18/19	3,357,000	3,427,061
Praxair Inc.
3.20%	01/30/26	1,061,000	1,113,933
Precision Castparts Corp.
4.38%	06/15/45	1,014,000	1,116,096
Principal Financial Group Inc.
4.70%	05/15/55	3,035,000	2,939,398	(b)
Prologis LP
3.75%	11/01/25	1,688,000	1,762,117
Prudential Financial Inc.
5.38%	05/15/45	1,690,000	1,673,100	(b)
5.63%	06/15/43	2,060,000	2,098,110	(b)
Public Service Electric & Gas Co.
2.38%	05/15/23	5,064,000	5,058,171

PulteGroup Inc.
4.25%	03/01/21	650,000	659,750
5.50%	03/01/26	1,700,000	1,748,875
QUALCOMM Inc.
4.80%	05/20/45	1,200,000	1,189,039
Quest Diagnostics Inc.
4.70%	03/30/45	1,014,000	982,711
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	2,366,000	2,088,345
Revlon Consumer Products Corp.
5.75%	02/15/21	3,257,000	3,346,567
Reynolds American Inc.
4.45%	06/12/25	1,015,000	1,117,218
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	845,000	828,692
Roche Holdings Inc.
2.25%	09/30/19	1,596,000	1,645,195	(h)
2.63%	05/15/26	1,665,000	1,663,833	(h)
Rogers Communications Inc.
5.00%	03/15/44	610,000	672,136
Royal Bank of Canada
1.20%	09/19/17	5,587,000	5,581,469
4.65%	01/27/26	1,680,000	1,705,506
Ryder System Inc.
2.45%	09/03/19	4,135,000	4,139,764
Santander Bank NA
2.00%	01/12/18	4,110,000	4,075,344
Santander UK Group Holdings PLC
3.13%	01/08/21	2,147,000	2,159,558
4.75%	09/15/25	957,000	905,174	(h)
Schaeffler Holding Finance BV (6.75% Cash/7.50% PIK)
6.75%	11/15/22	3,540,000	3,849,750	(h,i)
Schlumberger Holdings Corp.
3.00%	12/21/20	4,603,000	4,668,662	(h)
4.00%	12/21/25	3,069,000	3,169,942	(h)
Sealed Air Corp.
4.88%	12/01/22	2,038,000	2,119,520	(h)
5.13%	12/01/24	2,038,000	2,114,425	(h)
Shell International Finance BV
3.40%	08/12/23	4,448,000	4,612,011
Sinclair Television Group Inc.
5.38%	04/01/21	3,562,000	3,677,765
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	2,653,000	2,623,897	(a,h)
Southern California Edison Co.
2.40%	02/01/22	1,345,000	1,358,644
Spectra Energy Partners LP
4.75%	03/15/24	1,705,000	1,837,412
Sprint Corp.
7.63%	02/15/25	3,612,000	2,681,910
Standard Industries Inc.
5.38%	11/15/24	4,068,000	4,129,020	(h)

State Street Corp.
3.55%	08/18/25	3,380,000	3,597,996	(j)
Statoil ASA
3.95%	05/15/43	845,000	805,583
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	1,361,000	1,357,598	(h)
SUPERVALU Inc.
6.75%	06/01/21	3,394,000	2,893,385
T-Mobile USA Inc.
6.50%	01/15/26	1,019,000	1,058,486
6.63%	04/01/23	3,402,000	3,580,605
Tampa Electric Co.
4.35%	05/15/44	1,666,000	1,717,448
Target Corp.
3.50%	07/01/24	2,134,000	2,341,649
TD Ameritrade Holding Corp.
2.95%	04/01/22	1,690,000	1,725,375
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	2,365,000	2,534,935	(h)
Teck Resources Ltd.
2.50%	02/01/18	985,000	861,875
3.15%	01/15/17	1,356,000	1,301,760
Telecom Italia S.p.A.
5.30%	05/30/24	4,900,000	5,022,500	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	1,271,000	1,302,775
6.00%	10/01/20	3,421,000	3,643,365
The Allstate Corp.
5.75%	08/15/53	1,900,000	1,930,875	(b)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	4,200,000	4,236,242	(h)
The Boeing Co.
1.65%	10/30/20	1,688,000	1,688,665
2.60%	10/30/25	1,688,000	1,717,133
2.85%	10/30/24	2,358,000	2,441,230
The Coca-Cola Co.
2.88%	10/27/25	3,376,000	3,513,491
The Dow Chemical Co.
4.25%	10/01/34	1,690,000	1,646,961
The Goldman Sachs Group Inc.
2.38%	01/22/18	4,023,000	4,075,190	(a)
2.63%	01/31/19	1,717,000	1,751,263	(a)
2.90%	07/19/18	1,381,000	1,413,441	(a)
3.75%	05/22/25	2,873,000	2,941,926	(a)
4.00%	03/03/24	1,706,000	1,789,461	(a)
4.25%	10/21/25	562,000	571,262	(a)
4.80%	07/08/44	3,682,000	3,850,963	(a)
5.15%	05/22/45	1,689,000	1,716,296	(a)
The Home Depot Inc.
3.35%	09/15/25	2,365,000	2,563,927	(a)
4.25%	04/01/46	588,000	647,146

The Korea Development Bank
3.38%	09/16/25	1,670,000	1,778,475
4.00%	09/09/16	1,627,000	1,649,088	(a)
The Kroger Co.
2.95%	11/01/21	2,358,000	2,458,713
3.50%	02/01/26	1,086,000	1,141,858
The Progressive Corp.
3.70%	01/26/45	262,000	254,545
The Toronto-Dominion Bank
2.50%	12/14/20	3,069,000	3,132,129
The Walt Disney Co.
2.30%	02/12/21	3,068,000	3,169,173
4.13%	06/01/44	733,000	786,387
Time Inc.
5.75%	04/15/22	3,420,000	3,035,250	(h)
Time Warner Cable Inc.
4.50%	09/15/42	338,000	300,124
6.55%	05/01/37	1,004,000	1,102,206
Time Warner Inc.
3.60%	07/15/25	208,000	213,594
3.88%	01/15/26	3,095,000	3,247,215
5.35%	12/15/43	2,767,000	2,945,419
TransCanada PipeLines Ltd.
4.88%	01/15/26	1,680,000	1,775,264
Tyco Electronics Group S.A.
2.35%	08/01/19	3,384,000	3,416,469
Tyco International Finance S.A.
5.13%	09/14/45	1,015,000	1,087,079
Tyson Foods Inc.
2.65%	08/15/19	698,000	715,997
3.95%	08/15/24	684,000	729,472
5.15%	08/15/44	684,000	764,993
U.S. Bancorp
5.13%	12/29/49	3,379,000	3,459,251	(b)
UBS Group Funding Jersey Ltd.
2.95%	09/24/20	763,000	765,843	(h)
Ultra Petroleum Corp.
6.13%	10/01/24	3,380,000	253,500	(h)
United Rentals North America Inc.
6.13%	06/15/23	2,729,000	2,817,693
UnitedHealth Group Inc.
2.70%	07/15/20	2,223,000	2,310,159
4.75%	07/15/45	2,706,000	3,103,882
US Bank NA
2.80%	01/27/25	2,495,000	2,546,736
Valeant Pharmaceuticals International Inc.
6.13%	04/15/25	1,428,000	1,099,560	(h)
6.38%	10/15/20	1,833,000	1,521,390	(h)
Ventas Realty LP
4.13%	01/15/26	1,352,000	1,388,933
Verizon Communications Inc.
1.35%	06/09/17	8,312,000	8,336,329
3.50%	11/01/24	1,679,000	1,762,346

4.15%	03/15/24	1,535,000	1,669,573
4.40%	11/01/34	1,684,000	1,702,819
4.67%	03/15/55	1,197,000	1,149,120
4.86%	08/21/46	1,690,000	1,782,663
5.05%	03/15/34	2,869,000	3,110,271
5.15%	09/15/23	2,035,000	2,349,662
6.55%	09/15/43	1,138,000	1,496,876
Virgin Media Finance PLC
5.75%	01/15/25	3,724,000	3,770,550	(h)
Visa Inc.
2.80%	12/14/22	2,148,000	2,242,375
3.15%	12/14/25	2,148,000	2,243,283
4.30%	12/14/45	1,009,000	1,104,197
Volkswagen Group of America Finance LLC
1.06%	11/20/17	1,669,000	1,637,549	(b,h)
2.13%	05/23/19	5,263,000	5,205,523	(h)
W.R. Grace & Co.
5.13%	10/01/21	1,283,000	1,334,320	(h)
5.63%	10/01/24	3,379,000	3,522,607	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	3,096,000	3,463,065
Wells Fargo & Co.
3.90%	05/01/45	1,690,000	1,690,728
4.10%	06/03/26	2,180,000	2,282,268
4.30%	07/22/27	1,353,000	1,436,325
5.88%	12/29/49	2,359,000	2,518,940	(b)
5.90%	12/29/49	2,229,000	2,258,953	(b)
Western Digital Corp.
7.38%	04/01/23	325,000	331,500	(h)
Williams Partners LP
5.40%	03/04/44	338,000	253,288
Windstream Services LLC
6.38%	08/01/23	3,218,000	2,357,185
WPP Finance 2010
3.75%	09/19/24	3,365,000	3,407,170
XLIT Ltd.
5.25%	12/15/43	1,406,000	1,456,007
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	1,689,000	1,707,282
			1,075,874,098
Non-Agency Collateralized Mortgage Obligations—10.5%
American Tower Trust I (REIT)
1.55%	03/15/43	5,061,000	5,057,265	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.63%	07/10/46	108,242	108,337
5.68%	07/10/46	1,450,000	1,454,953
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	7,120,000	7,197,292	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.74%	02/10/51	236,148	244,752	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.22%	02/10/51	1,731,097	1,821,078	(b)

Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.34%	11/10/42	757,406	756,562	(b)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.18%	08/15/46	1,353,328	1,420,893	(b,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.73%	04/12/38	831,282	830,935	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	3,450,000	3,573,934	(b)
Citigroup Commercial Mortgage Trust 2014-GC23
4.51%	07/10/47	6,872,000	5,604,420	(b,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	1,572,216	1,031,489
Citigroup Commercial Mortgage Trust 2015-P1
3.72%	09/15/48	6,475,522	6,923,270
COMM 2013-CR12 Mortgage Trust
5.08%	10/10/46	701,250	645,976	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,520,983	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,144,771	(b)
COMM 2014-CR19 Mortgage Trust
4.72%	08/10/47	3,334,957	2,539,121	(b,h)
COMM 2014-CR20 Mortgage Trust
4.51%	11/10/47	1,691,008	1,671,144	(b)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	3,356,796	3,592,288
COMM 2015-CR23 Mortgage Trust
4.26%	05/10/48	1,655,394	1,537,175	(b)
COMM 2015-CR24 Mortgage Trust
3.46%	08/10/55	3,147,315	2,135,642	(b)
3.70%	08/10/55	3,142,462	3,358,629
4.37%	08/10/55	2,829,717	2,559,167	(b)
COMM 2015-LC19 Mortgage Trust
2.87%	02/10/48	2,650,000	1,834,685	(h)
COMM 2015-PC1 Mortgage Trust
4.44%	07/10/50	1,643,711	1,603,329	(b)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	3,313,248	3,348,526	(h)
CSAIL 2015-C1 Commercial Mortgage Trust
3.80%	04/15/50	804,000	605,279	(b,h)
CSAIL 2015-C2 Commercial Mortgage Trust
4.21%	06/15/57	1,142,000	834,545	(b)
CSAIL 2015-C3 Commercial Mortgage Trust
3.36%	08/15/48	1,886,261	1,323,884	(b)
4.11%	08/15/48	2,515,014	2,523,324	(b)
GS Mortgage Securities Corp. II 2012-GCJ9
2.31%	11/10/45	7,448,830	686,163	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	1,720,000	1,830,907	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	2,480,870	2,484,628
5.32%	08/10/44	1,470,000	1,622,182	(b,h)

GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	1,735,000	1,868,562
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	3,405,000	3,279,335	(h)
GS Mortgage Securities Trust 2015-GC28
1.17%	02/10/48	22,891,423	1,538,393	(b,f)
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	1,729,178	1,241,151
4.41%	07/10/48	811,770	785,560	(b)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	5,786,835	3,929,402
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	4,429,384	3,229,066
Impac CMB Trust Series 2004-5
1.15%	10/25/34	1,210,133	1,124,718	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.32%	12/15/47	9,747,807	724,727	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	2,010,000	2,026,997
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	4,557,005	4,636,901
JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6
5.19%	05/15/45	1,500,000	1,467,928	(b,h)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.03%	07/15/45	1,010,000	1,089,057	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.07%	11/15/45	1,365,000	1,404,198	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
4.89%	01/15/47	880,141	777,202	(b,h)
4.89%	01/15/47	2,521,000	2,487,963	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.81%	02/15/47	1,710,000	1,717,641	(b)
4.81%	02/15/47	976,394	796,183	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C19
4.68%	04/15/47	643,000	510,729	(b,h)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.70%	05/15/48	3,203,635	2,252,055	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.31%	07/15/48	3,143,960	2,818,219	(b)
JPMBB Commercial Mortgage Securities Trust 2015-C31
3.80%	08/15/48	4,715,667	5,054,327
LB-UBS Commercial Mortgage Trust 2004-C8
0.46%	12/15/39	1,313,714	6,068	(b,f,h)
LB-UBS Commercial Mortgage Trust 2006-C4
5.86%	06/15/38	399,377	399,314	(b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	1,893,058	1,961,335	(b)
6.11%	07/15/40	4,180,000	4,321,614	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	156,670	5,496	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	4,580,000	4,620,438	(b)

Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.08%	07/15/46	3,154,000	3,111,049	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9
4.16%	05/15/46	1,201,767	1,081,177	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14
4.83%	02/15/47	1,723,654	1,416,725	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15
4.90%	04/15/47	5,094,625	4,161,439	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	6,936,108	4,830,417	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	2,016,506	1,402,628	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.42%	02/15/48	25,651,975	2,180,613	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.99%	03/15/48	31,331,417	2,020,861	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	04/15/48	2,979,954	2,923,543	(b)
4.24%	04/15/48	7,963,855	6,135,187	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	8,153,333	5,909,485	(b,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24
3.73%	05/15/48	6,525,397	6,973,538
4.35%	05/15/48	6,568,055	6,211,205	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	1,296,549	825,019	(h)
4.60%	01/15/49	1,844,249	1,749,587	(b)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	488,857	489,913	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.87%	10/15/42	2,300,000	2,280,223	(b)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	1,346,455	1,345,686	(b)
Morgan Stanley Capital I Trust 2006-T23
5.89%	08/12/41	394,324	395,075	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.05%	12/12/49	3,450,000	3,586,398	(b)
Morgan Stanley Capital I Trust 2008-T29
6.27%	01/11/43	1,525,000	1,619,177	(b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	1,510,000	1,661,779	(b,h)
Morgan Stanley Capital I Trust 2015-MS1
4.03%	05/15/48	2,300,000	1,695,844	(b,h)
Morgan Stanley Capital I Trust 2015-UBS8
3.81%	12/15/48	6,206,063	6,656,153
Morgan Stanley Capital I Trust 2016-UBS9
1.42%	03/15/49	23,358,932	1,974,073	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.41%	02/15/48	26,570,379	2,174,034	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	4,936,290	5,109,532
4.22%	06/15/48	2,568,603	1,875,478	(b)

Wells Fargo Commercial Mortgage Trust 2015-C30
4.50%	09/15/58	1,571,968	1,188,106	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-C31
3.70%	11/15/48	3,144,033	3,355,781
Wells Fargo Commercial Mortgage Trust 2015-LC22
4.54%	09/15/58	1,573,321	1,188,518	(b)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.25%	07/15/58	1,572,276	1,142,205	(b)
Wells Fargo Commercial Mortgage Trust 2015-P2
4.74%	12/15/48	7,971,671	7,375,775	(b)
Wells Fargo Commercial Mortgage Trust 2015-SG1
3.79%	12/15/47	4,087,062	4,386,405
4.47%	12/15/47	1,571,889	1,525,641	(b)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	1,378,434	893,853	(h,k)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	498,932	5,705
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	2,052,561
5.13%	12/15/46	1,385,000	1,279,882	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.67%	12/15/46	1,939,955	1,734,641	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	3,147,086	2,514,326	(h)
4.72%	03/15/47	2,365,000	2,518,888	(b)
WFRBS Commercial Mortgage Trust 2014-C22
3.91%	09/15/57	4,451,839	3,154,644	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	6,130,338	4,369,394	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	816,000	588,319	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,706,034	(b)
4.59%	03/15/47	4,843,169	3,883,598	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	785,963	546,694
			262,708,915
Sovereign Bonds—1.0%
Government of Chile
3.63%	10/30/42	700,000	659,750
Government of Colombia
2.63%	03/15/23	2,597,000	2,415,210
5.63%	02/26/44	1,740,000	1,731,300
Government of Mexico
3.60%	01/30/25	3,314,000	3,380,280	(a)
4.00%	10/02/23	1,684,000	1,763,990
4.60%	01/23/46	1,572,000	1,532,700	(a)
4.75%	03/08/44	3,730,000	3,720,675	(a)
Government of Panama
4.00%	09/22/24	1,673,000	1,756,650
Government of Peru
4.13%	08/25/27	1,015,000	1,063,213
5.63%	11/18/50	544,000	612,000

Government of Philippines
3.95%	01/20/40	835,000	916,183
4.20%	01/21/24	1,514,000	1,708,420
Government of Turkey
3.25%	03/23/23	2,038,000	1,920,811
4.25%	04/14/26	797,000	775,927
4.88%	04/16/43	1,669,000	1,548,415
			25,505,524
Municipal Bonds and Notes—0.6%
American Municipal Power Inc.
6.27%	02/15/50	2,105,000	2,550,186
Municipal Electric Authority of Georgia
6.64%	04/01/57	2,369,000	2,950,045
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	880,000	942,814
Port Authority of New York & New Jersey
4.46%	10/01/62	4,095,000	4,281,855
South Carolina State Public Service Authority
6.45%	01/01/50	1,495,000	2,036,952
State of California
5.70%	11/01/21	2,075,000	2,471,118
State of Illinois
5.10%	06/01/33	1,015,000	949,177
			16,182,147
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	1,230,277	72,586	(k,l)
Total Bonds and Notes (Cost $2,450,340,829)			2,471,364,889

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $2,594,700)		103,788	2,735,852
Total Investments in Securities (Cost $2,452,935,529)			2,474,100,741

		Principal Amount
Short-Term Investments—1.9%
Time Deposit—1.9%
State Street Corp.
0.01%	04/01/16
(Cost $48,910,887)		$48,910,887	48,910,887	(j)

Total Investments (Cost $2,501,846,416)			2,523,011,628

Liabilities in Excess of Other Assets, net—(0.4)%			(10,690,499)

NET ASSETS—100.0%			$2,512,321,129

Other Information:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$138,801	5.00%	12/20/20	$(3,970,555)	$(3,098,083)	$(872,472)

The Fund had the following long futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	June 2016	932	$203,875,000	$(15,731)
10 Yr. U.S. Treasury Notes Futures	June 2016	357	46,549,453	222,108

				$206,377

The Fund had the following short futures contracts open at March 31, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	June 2016	11	$(1,808,812)	$13,379
Ultra Long-Term U.S. Treasury Bond Futures	June 2016	13	(2,242,906)	(21,301)
5 Yr. U.S. Treasury Notes Futures	June 2016	91	(11,025,930)	(20,608)

				$(28,530)

				$177,847

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At March 31, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2016.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, these securities amounted to $264,092,584 or 10.51% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(k)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(l)	Security is in default.

†	Percentages are based on net assets as of March 31, 2016.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Notes to Financial Statements

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended March 31, 2016, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended March 31, 2016, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

The Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2016:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$476,505,246	$—	$476,505,246
Agency Mortgage Backed	—	606,554,178	—	606,554,178
Agency Collateralized Mortgage Obligations	—	6,762,176	—	6,762,176
Asset Backed	—	1,200,019	—	1,200,019
Corporate Notes	—	1,075,874,098	—	1,075,874,098
Non-Agency Collateralized Mortgage Obligations	—	261,815,062	893,853	262,708,915
Sovereign Bonds	—	25,505,524	—	25,505,524
Municipal Bonds and Notes	—	16,182,147	—	16,182,147
FNMA (TBA)	—	—	72,586	72,586
Preferred Stock	2,735,852	—	—	2,735,852
Short-Term Investments	—	48,910,887	—	48,910,887

Total Investments in Securities	$2,735,852	$2,519,309,337	$966,439	$2,523,011,628

Other Financial Instruments*
Credit Default Swap Contracts—Unrealized Depreciation	$—	$(872,472)	$—	$(872,472)
Long Futures Contracts—Unrealized Appreciation	222,108	—	—	222,108
Long Futures Contracts—Unrealized Depreciation	(15,731)	—	—	(15,731)
Short Futures Contracts—Unrealized Appreciation	13,379	—	—	13,379
Short Futures Contracts—Unrealized Depreciation	(41,909)	—	—	(41,909)

Total Other Financial Instruments	$177,847	$(872,472)	$—	$(694,625)

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2016 is not presented.

INCOME TAXES

At March 31, 2016, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$2,502,048,703	$55,522,189	$(34,559,264)	$20,962,925

Pending Sale of GE Asset Management’s Asset Management and Advisory Services Business

On March 29, 2016, General Electric Company (“GE”) agreed to sell to State Street Corporation (“SSC”) the asset management and advisory services business conducted by GEAM and certain of its subsidiaries (the “Transaction”). GEAM is currently the investment adviser to the GE RSP U.S. Equity Fund and GE RSP Income Fund (collectively the “Funds”). The Transaction is not expected to result in any change in the investment objectives or policies of the Funds but will result in the automatic termination of each Fund’s investment management agreement. An independent fiduciary has been engaged to review the Transaction and consider whether and on what terms to appoint SSGA Funds Management, Inc. (“SSGA FM”), an affiliate of SSC, as the new investment manager for the Funds. Subject to such approvals, SSGA FM would replace GEAM as the Funds’ investment adviser. The Transaction is expected to close in the third quarter of 2016 pending receipt of certain regulatory approvals and subject to the satisfaction of other customary closing conditions. However, there can be no assurance that the Transaction will be consummated as contemplated or that necessary conditions will be satisfied.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund General Electric RSP Income Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton Chairman of the Board and President, GE RSP Funds

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton Chairman of the Board and President, GE RSP Funds

Date: May 26, 2016

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: May 26, 2016